Contents of Significant Accounts - Purpose for Repurchase and Changes in Treasury Stock (Detail) - Transfer to employees [member] shares in Thousands	12 Months Ended
Dec. 31, 2020 shares
Disclosure of classes of share capital [line items]
Beginning balance	0
Increase	105,000
Decrease	105,000
Ending balance	0